American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
September 30, 2024

Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.1%
Lockheed Martin Corp.	56,539	33,050,438
Textron, Inc.	122,849	10,881,964
		43,932,402
Air Freight and Logistics — 1.5%
FedEx Corp.	75,715	20,721,681
United Parcel Service, Inc., Class B	78,583	10,714,006
		31,435,687
Banks — 6.0%
Bank of America Corp.	131,311	5,210,421
JPMorgan Chase & Co.	339,077	71,497,776
U.S. Bancorp	640,310	29,281,376
Wells Fargo & Co.	342,276	19,335,171
		125,324,744
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	10,771	3,114,327
Coca-Cola Co.	55,999	4,024,088
PepsiCo, Inc.	85,661	14,566,653
		21,705,068
Biotechnology — 3.7%
Amgen, Inc.	84,099	27,097,539
Exelixis, Inc.(1)	38,356	995,338
Gilead Sciences, Inc.	422,299	35,405,548
Incyte Corp.(1)	26,152	1,728,647
Protagonist Therapeutics, Inc.(1)	58,345	2,625,525
United Therapeutics Corp.(1)	6,684	2,395,212
Vertex Pharmaceuticals, Inc.(1)	14,429	6,710,639
		76,958,448
Broadline Retail — 0.3%
eBay, Inc.	43,356	2,822,909
Etsy, Inc.(1)	48,015	2,666,273
		5,489,182
Building Products — 1.7%
A.O. Smith Corp.	12,275	1,102,663
Johnson Controls International PLC	99,200	7,698,912
Masco Corp.	171,003	14,353,992
Owens Corning	64,550	11,394,366
		34,549,933
Capital Markets — 2.2%
Cboe Global Markets, Inc.	73,836	15,126,781
Interactive Brokers Group, Inc., Class A	45,745	6,375,023
MSCI, Inc.	16,915	9,860,261
SEI Investments Co.	15,020	1,039,234
T. Rowe Price Group, Inc.	114,872	12,513,007
		44,914,306
Chemicals — 1.0%
Axalta Coating Systems Ltd.(1)	134,217	4,857,313
PPG Industries, Inc.	119,899	15,881,822
		20,739,135

Commercial Services and Supplies — 0.6%
Brink's Co.	25,444	2,942,344
MSA Safety, Inc.	20,913	3,708,711
Veralto Corp.	44,660	4,995,668
		11,646,723
Communications Equipment — 0.3%
F5, Inc.(1)	30,771	6,775,774
Construction and Engineering — 0.1%
Valmont Industries, Inc.	9,788	2,838,031
Construction Materials — 0.4%
CRH PLC	67,700	6,278,498
Eagle Materials, Inc.	4,603	1,324,053
		7,602,551
Consumer Finance — 2.8%
American Express Co.	143,731	38,979,847
Discover Financial Services	77,568	10,882,015
Synchrony Financial	158,200	7,891,016
		57,752,878
Consumer Staples Distribution & Retail — 4.4%
Maplebear, Inc.(1)	89,677	3,653,441
Performance Food Group Co.(1)	118,992	9,325,403
Sysco Corp.	112,293	8,765,592
Target Corp.	200,499	31,249,774
U.S. Foods Holding Corp.(1)	194,575	11,966,363
Walmart, Inc.	330,746	26,707,739
		91,668,312
Containers and Packaging — 1.9%
Crown Holdings, Inc.	71,256	6,832,026
International Paper Co.	59,234	2,893,581
Packaging Corp. of America	60,025	12,929,385
Sealed Air Corp.	83,880	3,044,844
Smurfit WestRock PLC	155,291	7,674,481
Sonoco Products Co.	99,924	5,458,848
		38,833,165
Distributors — 0.2%
LKQ Corp.	109,223	4,360,182
Diversified Consumer Services — 0.2%
H&R Block, Inc.	52,663	3,346,734
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	156,308	3,438,776
Electric Utilities — 1.0%
Evergy, Inc.	163,301	10,126,295
NextEra Energy, Inc.	106,640	9,014,279
OGE Energy Corp.	62,001	2,543,281
		21,683,855
Electrical Equipment — 1.1%
Acuity Brands, Inc.	18,397	5,066,350
Generac Holdings, Inc.(1)	23,073	3,665,838
Hubbell, Inc.	23,116	9,901,739
Powell Industries, Inc.	14,691	3,261,255
		21,895,182
Energy Equipment and Services — 0.6%
Halliburton Co.	458,307	13,313,818
Entertainment — 1.2%
Electronic Arts, Inc.	161,416	23,153,511
Playtika Holding Corp.	148,001	1,172,168
		24,325,679

Financial Services — 3.9%
Affirm Holdings, Inc.(1)	32,479	1,325,793
Berkshire Hathaway, Inc., Class B(1)	95,194	43,813,990
Global Payments, Inc.	185,446	18,993,379
PayPal Holdings, Inc.(1)	227,521	17,753,464
		81,886,626
Food Products — 1.0%
Conagra Brands, Inc.	257,678	8,379,689
Hormel Foods Corp.	49,000	1,553,300
Ingredion, Inc.	50,103	6,885,655
Pilgrim's Pride Corp.(1)	70,692	3,255,367
		20,074,011
Gas Utilities — 0.2%
Atmos Energy Corp.	26,073	3,616,586
Ground Transportation — 1.2%
Uber Technologies, Inc.(1)	330,265	24,822,717
Health Care Equipment and Supplies — 3.0%
Abbott Laboratories	44,423	5,064,666
Align Technology, Inc.(1)	20,785	5,286,041
Baxter International, Inc.	76,396	2,900,756
Medtronic PLC	315,141	28,372,144
ResMed, Inc.	69,120	16,873,575
Solventum Corp.(1)	60,132	4,192,403
		62,689,585
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	14,846	1,640,780
Cigna Group	19,559	6,776,020
DaVita, Inc.(1)	49,932	8,185,353
Elevance Health, Inc.	29,343	15,258,360
Henry Schein, Inc.(1)	9,636	702,464
McKesson Corp.	43,230	21,373,776
UnitedHealth Group, Inc.	12,257	7,166,423
		61,103,176
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	72,297	15,172,971
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	268,605	4,727,448
Hotels, Restaurants and Leisure — 0.4%
Booking Holdings, Inc.	1,503	6,330,817
Yum! Brands, Inc.	7,179	1,002,978
		7,333,795
Household Durables — 0.7%
Lennar Corp., Class A	11,800	2,212,264
Mohawk Industries, Inc.(1)	39,948	6,418,845
PulteGroup, Inc.	38,650	5,547,434
		14,178,543
Household Products — 2.7%
Colgate-Palmolive Co.	184,489	19,151,803
Kimberly-Clark Corp.	33,808	4,810,203
Procter & Gamble Co.	190,881	33,060,589
		57,022,595
Industrial REITs — 0.2%
Prologis, Inc.	34,139	4,311,073

Insurance — 4.0%
CNA Financial Corp.	113,741	5,566,484
Everest Group Ltd.	35,388	13,866,080
Hartford Financial Services Group, Inc.	124,770	14,674,200
Marsh & McLennan Cos., Inc.	62,358	13,911,446
Progressive Corp.	31,305	7,943,957
Travelers Cos., Inc.	52,163	12,212,402
W.R. Berkley Corp.	250,950	14,236,393
		82,410,962
Interactive Media and Services — 0.2%
Match Group, Inc.(1)	87,128	3,296,924
TripAdvisor, Inc.(1)	95,727	1,387,084
		4,684,008
IT Services — 1.9%
Accenture PLC, Class A	27,644	9,771,601
Cognizant Technology Solutions Corp., Class A	297,690	22,975,714
International Business Machines Corp.	34,419	7,609,353
		40,356,668
Life Sciences Tools and Services — 0.6%
Illumina, Inc.(1)	72,220	9,418,210
Thermo Fisher Scientific, Inc.	3,512	2,172,418
		11,590,628
Machinery — 5.6%
Caterpillar, Inc.	84,566	33,075,454
Cummins, Inc.	103,217	33,420,632
Donaldson Co., Inc.	36,504	2,690,345
Lincoln Electric Holdings, Inc.	34,585	6,641,012
Middleby Corp.(1)	18,766	2,610,914
Parker-Hannifin Corp.	36,272	22,917,375
Snap-on, Inc.	28,192	8,167,504
Stanley Black & Decker, Inc.	23,007	2,533,761
Timken Co.	50,189	4,230,431
		116,287,428
Media — 1.4%
Comcast Corp., Class A	696,519	29,093,599
Multi-Utilities — 1.6%
Ameren Corp.	12,309	1,076,545
Consolidated Edison, Inc.	103,021	10,727,577
WEC Energy Group, Inc.	222,786	21,427,557
		33,231,679
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	134,029	19,738,451
ConocoPhillips	243,416	25,626,836
EOG Resources, Inc.	66,958	8,231,147
Exxon Mobil Corp.	477,413	55,962,352
Marathon Oil Corp.	385,897	10,276,437
Occidental Petroleum Corp.	382,693	19,723,997
		139,559,220
Personal Care Products — 1.0%
Kenvue, Inc.	901,889	20,860,693
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	683,145	35,345,922
Jazz Pharmaceuticals PLC(1)	9,138	1,018,065
Johnson & Johnson	360,139	58,364,126
Merck & Co., Inc.	228,442	25,941,874
		120,669,987

Professional Services — 1.3%
Amentum Holdings, Inc.(1)	32,999	1,064,218
CACI International, Inc., Class A(1)	12,245	6,178,337
FTI Consulting, Inc.(1)	5,231	1,190,366
Jacobs Solutions, Inc.	32,999	4,319,569
Leidos Holdings, Inc.	86,676	14,128,188
		26,880,678
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	20,324	5,483,618
Retail REITs — 0.1%
Simon Property Group, Inc.	12,687	2,144,357
Semiconductors and Semiconductor Equipment — 4.7%
Amkor Technology, Inc.	118,527	3,626,926
Broadcom, Inc.	145,667	25,127,558
KLA Corp.	35,890	27,793,575
Marvell Technology, Inc.	171,859	12,394,471
Microchip Technology, Inc.	65,565	5,264,214
NXP Semiconductors NV	63,545	15,251,435
ON Semiconductor Corp.(1)	38,159	2,770,725
QUALCOMM, Inc.	36,167	6,150,198
		98,379,102
Software — 2.9%
Adobe, Inc.(1)	23,928	12,389,440
AppLovin Corp., Class A(1)	54,893	7,166,281
Microsoft Corp.	24,910	10,718,773
Oracle Corp.	8,849	1,507,870
Salesforce, Inc.	34,054	9,320,920
Synopsys, Inc.(1)	32,557	16,486,539
Zoom Video Communications, Inc., Class A(1)	45,473	3,171,287
		60,761,110
Specialized REITs — 2.0%
Lamar Advertising Co., Class A	39,353	5,257,561
Public Storage	57,138	20,790,804
SBA Communications Corp.	60,224	14,495,917
		40,544,282
Specialty Retail — 2.4%
Bath & Body Works, Inc.	158,634	5,063,597
Best Buy Co., Inc.	23,777	2,456,164
Gap, Inc.	236,004	5,203,888
Home Depot, Inc.	11,147	4,516,764
Lowe's Cos., Inc.	92,176	24,965,870
Ulta Beauty, Inc.(1)	7,871	3,062,764
Williams-Sonoma, Inc.	29,766	4,611,349
		49,880,396
Technology Hardware, Storage and Peripherals — 1.0%
Hewlett Packard Enterprise Co.	972,138	19,889,944
Textiles, Apparel and Luxury Goods — 2.4%
Columbia Sportswear Co.	31,432	2,614,828
Crocs, Inc.(1)	44,399	6,429,419
NIKE, Inc., Class B	275,791	24,379,925
Ralph Lauren Corp.	49,229	9,544,026
Skechers USA, Inc., Class A(1)	109,203	7,307,865
		50,276,063

Trading Companies and Distributors — 1.7%
Beacon Roofing Supply, Inc.(1)	58,331	5,041,549
Core & Main, Inc., Class A(1)	29,828	1,324,363
Ferguson Enterprises, Inc.	97,274	19,315,698
GMS, Inc.(1)	26,416	2,392,497
MSC Industrial Direct Co., Inc., Class A	18,436	1,586,602
Watsco, Inc.	4,510	2,218,379
WESCO International, Inc.	19,358	3,251,757
		35,130,845
TOTAL COMMON STOCKS (Cost $1,636,299,987)		2,059,584,958
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	55,175	55,175
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $973,897), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $955,842)		955,714
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $11,644,445), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $11,417,535)		11,416,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.50% - 4.00%, 12/15/25 - 2/28/26, valued at $3,901,049), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $3,824,512)		3,824,000
		16,195,714
TOTAL SHORT-TERM INVESTMENTS (Cost $16,250,889)		16,250,889
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,652,550,876)		2,075,835,847
OTHER ASSETS AND LIABILITIES — 0.0%		(471,379)
TOTAL NET ASSETS — 100.0%		$2,075,364,468

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,059,584,958	—	—
Short-Term Investments	55,175	$16,195,714	—
	$2,059,640,133	$16,195,714	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.